PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allocation of plan assets
Total	R$ 3,762,994	R$ 3,311,739
Post-retirement pension plans
Allocation of plan assets
Total	2,999,669	2,585,679
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	111,417	96,525
Structured investments	743	3,753
Post-retirement pension plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,437,547	1,998,931
Post-retirement pension plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	177,319	199,135
Post-retirement pension plans | Market value quoted in active market | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	196,830	142,228
Post-retirement pension plans | Market value quoted in active market | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	13,487	13,209
Post-retirement pension plans | Market value quoted in active market | Financial bills
Allocation of plan assets
Fixed income investments and Loans to participants	12,556	4,567
Post-retirement pension plans | Market value quoted in active market | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	2,356	3,694
Post-retirement pension plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	462	2,165
Post-retirement pension plans | Market value quoted in active market | Bank Deposit Certificates (CDB)
Allocation of plan assets
Fixed income investments and Loans to participants	232	1,317
Post-retirement pension plans | Market value quoted in active market | Investments in energy sector
Allocation of plan assets
Variable income investments	138	57,781
Post-retirement pension plans | Market value quoted in active market | Investments in food and beverage industry
Allocation of plan assets
Variable income investments	17,921	32,337
Post-retirement pension plans | Market value quoted in active market | Investments in mining sector
Allocation of plan assets
Variable income investments	287	1,197
Post-retirement pension plans | Market value quoted in active market | Investments in other sectors
Allocation of plan assets
Variable income investments	5,822	7,124
Post-retirement pension plans | Market value quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	19,312	18,346
Post-retirement pension plans | Market value not quoted in active market
Allocation of plan assets
Structured investments	1,991	1,780
Post-retirement pension plans | Market value not quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	1,249	1,590
Post-retirement health plans
Allocation of plan assets
Total	763,325	726,060
Post-retirement health plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	702,946	670,516
Post-retirement health plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants		R$ 55,544
Post-retirement health plans | Market value quoted in active market | Financial bills
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 60,379